Share based compensation reserve (Tables)	9 Months Ended
Sep. 30, 2022
Share Capital, Reserves and Other Equity Interest [Abstract]
Summary of Management Share Awards
As part of its long term incentive initiatives, the Company has awarded restricted shares to the management team (the “Management Share Awards”) as of the following award dates.

	January 1, 2018 Award	January 1, 2019 Award	January 1, 2020 Award	January 1, 2021 Award	January 1, 2022 Award	Other Awards	Total
Number of awards outstanding at January 1, 2022	431,790	152,695	645,093	787,277	—	—	2,016,855
New awards granted in the period	—	—	—	—	964,518	171,000	1,135,518
Forfeitures in the period	—	—	(35,895)	(32,526)	(27,266)	—	(95,687)
Awards vested and issued in period	(237,800)	—	—	—	—	—	(237,800)
Number of awards outstanding at September 30, 2022	193,990	152,695	609,198	754,751	937,252	171,000	2,818,886

Summary of Management Share Award Inputs and Assumptions	Based on the latest revision to schemes, the inputs and assumptions underlying the Monte Carlo models for all awards outstanding as of valuation date are as follows:

	January 1, 2018 Award	January 1, 2019 Award	January 1, 2020 Award	January 1, 2021 Award	January 1, 2022 Award *
Grant date price	$16.72	$20.15	$22.37	$25.42	$25.39
Exercise price	$—	$—	$—	$—	$—
Expected life of restricted share	1.50 – 4.00 years	4.00 years	4.00 years	3.00 years	3.00 years
Expected volatility of the share price	22.7%	24.0%	24.4%	30.0%	28.0%
Dividend yield expected	—%	—%	—%	—%	—%
Risk free rate	2.55%	1.33%	1.70%	0.24%	1.15%
Employee exit rate	14.0%	14.0%	27.3%	14.0%	14.0%
EBITDA Performance Target Conditions	35.0%	35.0%	35.0%	35.0%	35.0%
*Note: The table above does not include details on the "other awards" as they only require continued employment over the vesting period and a specific net sales target which is not applicable to other participants.

Schedule of Reserves within Equity	Share based compensation reserve

Total Share based compensation reserve
€m
Balance as of January 1, 2022	6.9
Non-Executive Director restricted share awards charge	0.5
Directors and Senior Management share awards charge - January 1, 2019	0.2
Directors and Senior Management share awards charge - January 1, 2020	1.1
Directors and Senior Management share awards charge - January 1, 2021	1.6
Directors and Senior Management share awards charge - January 1, 2022	1.8
Directors and Senior Management share awards charge - Other 2022 awards	0.7
Shares issued upon vesting of Awards	(0.4)
Reclassification of employer tax for Director and Senior Management share awards	(1.0)
Balance as of September 30, 2022	11.4